Schedule of Share-Based Compensation Plan Cost (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Integration and merger related costs	$ 408	$ 60	$ 137	$ 134	$ 170	$ 123	$ 145	$ 79	$ 739	$ 517	$ 171
Share-Based Awards Converted To Cash Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Integration and merger related costs									$ 9	$ 17	$ 70